Share Capital, Capital Reserve and Treasury Shares - Schedule of Common Stock Outstanding (Detail) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Common Class A [Member]
Class of Stock [Line Items]
Beginning balance	144,077,211	62,327,851	62,327,851
Issued during the year	98,688,525	77,467,981
Conversion of class B ordinary share to class A ordinary shares		4,281,379
Repurchase of ordinary shares	0	0	0
Ending Balance	242,765,736	144,077,211	62,327,851
Re-issue of treasury shares	0
Common Class B [Member]
Class of Stock [Line Items]
Beginning balance	127,458,343	114,138,955	183,283,628
Issued during the year	0	54,524,730
Conversion of class B ordinary share to class A ordinary shares		(4,281,379)
Repurchase of ordinary shares	(4,773,270)	(36,923,963)	(69,144,673)
Ending Balance	153,560,649	127,458,343	114,138,955
Re-issue of treasury shares	30,875,576
Common Class B [Member] | Treasury Stock, Common [Member]
Class of Stock [Line Items]
Re-issue of treasury shares	(30,875,576)
Beginning balance	106,068,636	69,144,673	0
Repurchase of ordinary shares	4,773,270	36,923,963	69,144,673
Ending Balance	79,966,330	106,068,636	69,144,673